Revenue (Details) - Schedule of presents components revenue - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenue	$ 1,128,115	$ 2,989,559	$ 3,948,895	$ 5,225,524	$ 11,434,959	$ 8,591,540
Cost plus fixed fee [Member]
Segment Reporting Information [Line Items]
Total revenue	627,660	2,212,062	2,577,168	3,635,320	6,898,450	2,856,858
Firm fixed-price [Member]
Segment Reporting Information [Line Items]
Total revenue	500,455	399,164	1,371,727	833,537	3,023,176	4,978,015
Firm fixed-price-vehicle lease [Member]
Segment Reporting Information [Line Items]
Total revenue		$ 378,333		$ 756,667	$ 1,513,333	$ 756,667